Cash and Cash Equivalents (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash	$ 18,867	$ 22,185
Cash In Hand and In Banking Institutions [Member]
Cash and Cash Equivalents [Line Items]
Cash	13,790	9,339
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash	4,987	12,529
Deposits [Member] | Maximum [Member]
Cash and Cash Equivalents [Line Items]
Interest rate	1.75%
Deposits [Member] | Minimum [Member]
Cash and Cash Equivalents [Line Items]
Interest rate	0.25%
Restricted [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 90	$ 317